Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - EUR (€)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating Activities
Net loss before income tax	€ (2,861,331)	€ (697,313)
Items not affecting cash:
Stock-based compensation	32,911
Bad debt expense	143,483	4,534
Depreciation of property and equipment	5,829	10,051
Amortization of intangible assets	24,842	25,141
Amortization of right-of-use assets	31,571	27,957
Accretion of lease liabilities	1,054	874
Provision for inventory reserves	(263,202)
Changes in non-cash working capital items:
Inventories	3,174,204	1,363,321
Accounts receivable	816,345	1,402,608
Due from related parties	1,418,189	59,636
Due to related parties	(9,882)	(236,205)
Prepaid expense	(194,255)	(179,373)
Deferred offering costs		(409,710)
Accounts payable and accrued liabilities	12,503	(421,586)
Net cash provided by operating activities	2,332,261	949,935
Investing Activities
Short-term investments	(8,000)
Proceeds from return of short-term investments	500,000
Purchase of equipment	(1,996)	(19,332)
Purchase of intangible assets	(429,709)	(217,834)
Net cash provided by (used in) investing activities	60,295	(237,166)
Financing Activities
Repayment of bank loans	(116,479)	(116,216)
Net repayment from lines of credit	(1,066,535)	(4,373,584)
Repayment of lease liabilities	(32,665)	(28,553)
Payments to related parties	(1,701,854)	(25,085)
Proceeds from related parties	400,323	3,826,183
Net cash used in financing activities	(2,517,210)	(717,255)
Net change in cash	(124,654)	(4,486)
Cash - beginning of period	620,531	502,585
Cash - end of period	€ 495,877	€ 498,099